UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment           [ ]; Amendment Number:
This Amendment  (Check only one.):[ ] is a restatement
                                  [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD            April 21, 2008
------------------                -------------            --------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one):

[x]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F information Table Entry Total:      56

Form 13F Information Table Value Total:  207,265

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

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

                                                                                                                 Voting Authority
                                                                                                               --------------------
                                  Title of                    Value    Shares/ Sh/  Put/  Invstmt   Other
Name of Issuer                    class         CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn   Managers   Sole    Shared  None
------------------------------   ---------    ---------     --------  -------- ---  ----  -------   --------   ------  ------  ----

ABM Industries Inc.              COM          000957100      3686      164245  SH          Sole                  85725        78520
AGCO Corp                        COM          001084102      3304       55180  SH          Sole                  28800        26380
Advanced Medical Optics          COM          00763M108      3496      172215  SH          Sole                  89875        82340
Alliant Techsystems              COM          018804104      3001       28990  SH          Sole                  15135        13855
Alpha Natural Resources          COM          02076X102      4615      106250  SH          Sole                  55430        50820
Altera Corp                      COM          021441100      3480      188807  SH          Sole                  98685        90122
Arch Coal Inc.                   COM          039380100      5198      119498  SH          Sole                  62385        57113
Astoria Financial Corp.          COM          046265104      4438      163385  SH          Sole                  85250        78135
Atwood Oceanics Inc.             COM          050095108      3319       36185  SH          Sole                  18885        17300
Autodesk Inc.                    COM          052769106      1848       58706  SH          Sole                  30635        28071
Avis Budget Group, Inc.          COM          053774105      4082      384412  SH          Sole                 200620       183792
Bill Barrett Corp.               COM          06846N104      4907      103858  SH          Sole                  54165        49693
Carrizo Oil and Gas              COM          144577103      4234       71437  SH          Sole                  37275        34162
Cheesecake Factory               COM          163072101      3546      162723  SH          Sole                  84950        77773
Community Health Systems         COM          203668108      3418      101820  SH          Sole                  53105        48715
Consol Energy                    COM          20854P109      2807       40570  SH          Sole                  21200        19370
Constellation Brands Inc.        COM          21036P108      3153      178410  SH          Sole                  93075        85335
Cree, Inc.                       COM          225447101      3997      142943  SH          Sole                  74600        68343
Crown Castle International       COM          228227104      4641      134552  SH          Sole                  70250        64302
Endo Pharmaceuticals             COM          29264F205      2918      121873  SH          Sole                  63655        58218
Energy Conversion Devices        COM          292659109      3713      124168  SH          Sole                  64800        59368
Euronet Worldwide                COM          298736109      1950      101257  SH          Sole                  52870        48387
Foster Wheeler Ltd.              COM          G36535139      2657       46933  SH          Sole                  24495        22438
GameStop Corp. Cl. A             COM          36467W109      3962       76614  SH          Sole                  39980        36634
Hologic Inc                      COM          436440101      2871       51645  SH          Sole                  26980        24665
Hudson City Bancorp              COM          443683107      3618      204630  SH          Sole                 106770        97860
Huron Consulting Group Inc.      COM          447462102      2700       64973  SH          Sole                  33880        31093
Illumina                         COM          452327109      6030       79444  SH          Sole                  41510        37934
Janus Capital Group              COM          47102X105      2746      118017  SH          Sole                  61595        56422
Kansas City Southern             COM          485170302      4364      108811  SH          Sole                  56825        51986
LKQ Corp                         COM          501889208      4513      200834  SH          Sole                 104840        95994
Lawson Software Inc.             COM          52078P102      3246      431022  SH          Sole                 225055       205967
Marvell Technology Group, Ltd.   COM          G5876H105      2887      265374  SH          Sole                 138485       126889
Millennium Pharmaceuticals Inc   COM          599902103      3539      228895  SH          Sole                 119455       109440
Molex Inc.                       COM          608554101      3120      134705  SH          Sole                  70305        64400
Molson Coors Brewing Co.         COM          60871r209      3606       68600  SH          Sole                  35790        32810
NII Holdings                     COM          62913F201      5534      174136  SH          Sole                  91065        83071
Nalco Holding Co.                COM          62985Q101      4013      189724  SH          Sole                  99015        90709
Nasdaq OMX Group, Inc.           COM          631103108      3753       97083  SH          Sole                  50635        46448
Netflix Inc.                     COM          64110L106      3628      104690  SH          Sole                  54625        50065
Oceaneering International        COM          675232102      4122       65425  SH          Sole                  34145        31280
Owens-Illinois Inc.              COM          690768403      4989       88405  SH          Sole                  46120        42285
PMC-Sierra Inc.                  COM          69344F106      2821      494953  SH          Sole                 258315       236638
Qiagen, N.V.                     COM          N72482107      2992      143834  SH          Sole                  74990        68844
Quanta Services, Inc.            COM          74762E102      4219      182096  SH          Sole                  95040        87056
Quiksilver Inc.                  COM          74838C106      4327      441055  SH          Sole                 230165       210890
RTI International Metals         COM          74973W107      2530       55953  SH          Sole                  29205        26748
SBA Communications               COM          78388J106      4489      150476  SH          Sole                  78595        71881
Salesforce.com Inc.              COM          79466L302      3650       63080  SH          Sole                  32935        30145
Sally Beauty Holdings Inc.       COM          79546E104      2928      424370  SH          Sole                 221450       202920
Skyworks Solutions               COM          83088M102      3364      462109  SH          Sole                 240590       221519
Starwood Hotels & Resorts Worl   COM          85590A401      4574       88380  SH          Sole                  46100        42280
Synopsys                         COM          871607107      2993      131775  SH          Sole                  68835        62940
Tenneco Inc                      COM          880349105      4237      151649  SH          Sole                  79170        72479
Urban Outfitters Inc.            COM          917047102      3904      124519  SH          Sole                  64975        59544
Waddell & Reed Financial Inc.    COM          930059100      4591      142890  SH          Sole                  74595        68295
REPORT SUMMARY   56 DATA RECORDS                           207265             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED